Convertible Notes Payable, Net (Tables)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Notes Payable, Net [Abstract]
Schedule of Convertible Notes Payable

The Company’s convertible notes payable consisted of the following:

	March 31,	December 31,
	2025	2024
August 2024 Note	$515,000	$515,000
December 2024 Note	500,000	500,000
	1,015,000	1,015,000
Less: debt issuance costs	(183,377)	(308,646)
Convertible notes payable, net	$831,623	$706,354

The Company’s convertible notes payable consisted of the following:

	December 31,	September 30,	September 30,
	2024	2024	2023
June 2024 Note	$—	$312,500	$—
Additional June 2024 Notes	—	62,500	—
August 2024 Note	515,000	515,000	—
September 2024 Note	—	125,000	—
Additional September 2024 Notes	—	184,000	—
December 2024 Note	500,000	—	—
	1,015,000	1,199,000	—
Less: debt issuance costs	(308,646)	(380,991)	—
Convertible notes payable, net	$706,354	$818,009	$—